Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue		€ 13,375	€ 10,581	€ 1,530
Research and development costs		(191,621)	(140,281)	(99,589)
General and administrative expenses		(48,473)	(25,057)	(13,482)
Operating profit/(loss)		(226,719)	(154,757)	(111,541)
Share of profit/(loss) of associate		(8,113)	(321)
Finance income		17,803	24,714	923
Finance expenses		(1,221)	(127)	(13,756)
Profit/(loss) before tax		(218,250)	(130,491)	(124,374)
Tax on profit/(loss) for the year		234	394	477
Net profit/(loss) for the year		(218,016)	(130,097)	(123,897)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(37)	17	65
Other comprehensive income/(loss) for the year, net of tax		(37)	17	65
Total comprehensive income/(loss)		(218,053)	(130,080)	(123,832)
Profit/(loss) for the year attributable to owners of the Company		(218,016)	(130,097)	(123,897)
Total comprehensive income/(loss) for the year attributable to owners of the Company		€ (218,053)	€ (130,080)	€ (123,832)
Basic and diluted earnings/(loss) per share		€ (4.69)	€ (3.17)	€ (3.68)
Number of shares used for calculation (basic and diluted)	[1]	46,506,862	41,085,237	33,626,305

[1]	A total of 5,820,211 warrants outstanding as of December 31, 2019 (a total of 5,611,629 warrants and 4,621,154 warrants outstanding as of December 31, 2018 and 2017, respectively) can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.